Shareholder Report, Average Annual Return (Details)						12 Months Ended		60 Months Ended	80 Months Ended		102 Months Ended	112 Months Ended	113 Months Ended	120 Months Ended
	Apr. 30, 2018	Apr. 17, 2018	Jun. 27, 2016	Aug. 31, 2015	Jul. 31, 2015	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000159640
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						4.83%		2.50%			5.06%
C000159641
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						9.04%		2.88%			4.97%
C000159649
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						(6.26%)		(2.17%)				1.93%
C000159650
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						(2.44%)		(1.80%)				1.79%
C000050444
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						0.15%		4.57%						5.23%
C000050445
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						4.21%		4.96%						5.04%
C000107193
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						(10.54%)		2.81%						2.47%
C000107194
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						(7.11%)		3.19%						2.27%
C000025609
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						0.18%		2.25%						3.95%
C000025611
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						4.24%		2.64%						3.76%
C000025603
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class A Including sale charges
Average Annual Return, Percent						18.69%		11.90%						10.18%
C000025605
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Class C Including sale charges
Average Annual Return, Percent						23.64%		12.34%						9.98%
Without Sales Load [Member] | C000159640
Average Annual Return [Line Items]
Average Annual Return, Percent						10.93%		3.67%			5.76%
Without Sales Load [Member] | C000159641
Average Annual Return [Line Items]
Average Annual Return, Percent						10.19%		2.88%			4.97%
Without Sales Load [Member] | C000201776
Average Annual Return [Line Items]
Average Annual Return, Percent						11.21%		4.01%		6.32%
Without Sales Load [Member] | C000159645
Average Annual Return [Line Items]
Average Annual Return, Percent						11.29%		4.02%			6.14%
Without Sales Load [Member] | C000159642
Average Annual Return [Line Items]
Average Annual Return, Percent						11.25%		4.01%			6.14%
Without Sales Load [Member] | C000159643
Average Annual Return [Line Items]
Average Annual Return, Percent						11.26%		3.91%			6.02%
Without Sales Load [Member] | C000159649
Average Annual Return [Line Items]
Average Annual Return, Percent						(0.82%)		(1.06%)				2.55%
Without Sales Load [Member] | C000159650
Average Annual Return [Line Items]
Average Annual Return, Percent						(1.45%)		(1.80%)				1.79%
Without Sales Load [Member] | C000201777
Average Annual Return [Line Items]
Average Annual Return, Percent						(0.36%)		(0.68%)		2.19%
Without Sales Load [Member] | C000159648
Average Annual Return [Line Items]
Average Annual Return, Percent						(0.36%)		(0.66%)				2.96%
Without Sales Load [Member] | C000159651
Average Annual Return [Line Items]
Average Annual Return, Percent						(0.37%)		(0.69%)				2.94%
Without Sales Load [Member] | C000159646
Average Annual Return [Line Items]
Average Annual Return, Percent						(0.45%)		(0.80%)				2.81%
Without Sales Load [Member] | C000050444
Average Annual Return [Line Items]
Average Annual Return, Percent						5.99%		5.76%						5.82%
Without Sales Load [Member] | C000050445
Average Annual Return [Line Items]
Average Annual Return, Percent						5.23%		4.96%						5.04%
Without Sales Load [Member] | C000201771
Average Annual Return [Line Items]
Average Annual Return, Percent						6.37%		6.11%		4.13%
Without Sales Load [Member] | C000200308
Average Annual Return [Line Items]
Average Annual Return, Percent						6.37%		6.12%	4.35%
Without Sales Load [Member] | C000050443
Average Annual Return [Line Items]
Average Annual Return, Percent						6.31%		6.10%						6.20%
Without Sales Load [Member] | C000091965
Average Annual Return [Line Items]
Average Annual Return, Percent						6.25%		6.04%						6.09%
Without Sales Load [Member] | C000107193
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.31%)		3.98%						3.04%
Without Sales Load [Member] | C000107194
Average Annual Return [Line Items]
Average Annual Return, Percent						(6.17%)		3.19%						2.27%
Without Sales Load [Member] | C000201775
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.00%)		4.36%		3.25%
Without Sales Load [Member] | C000107196
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.59%)		3.72%						2.80%
Without Sales Load [Member] | C000200310
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.09%)		4.36%	3.58%
Without Sales Load [Member] | C000107195
Average Annual Return [Line Items]
Average Annual Return, Percent						(4.99%)		4.36%						3.44%
Without Sales Load [Member] | C000107197
Average Annual Return [Line Items]
Average Annual Return, Percent						(5.17%)		4.23%						3.30%
Without Sales Load [Member] | C000025609
Average Annual Return [Line Items]
Average Annual Return, Percent						6.05%		3.41%						4.53%
Without Sales Load [Member] | C000025611
Average Annual Return [Line Items]
Average Annual Return, Percent						5.29%		2.64%						3.76%
Without Sales Load [Member] | C000201768
Average Annual Return [Line Items]
Average Annual Return, Percent						6.47%		3.79%		6.63%
Without Sales Load [Member] | C000058977
Average Annual Return [Line Items]
Average Annual Return, Percent						5.74%		3.14%						4.27%
Without Sales Load [Member] | C000161521
Average Annual Return [Line Items]
Average Annual Return, Percent						6.38%		3.77%					5.25%
Without Sales Load [Member] | C000025607
Average Annual Return [Line Items]
Average Annual Return, Percent						6.37%		3.76%						4.93%
Without Sales Load [Member] | C000058978
Average Annual Return [Line Items]
Average Annual Return, Percent						6.30%		3.66%						4.80%
Without Sales Load [Member] | C000025608
Average Annual Return [Line Items]
Average Annual Return, Percent						5.87%		3.26%						4.41%
Without Sales Load [Member] | C000025603
Average Annual Return [Line Items]
Average Annual Return, Percent						25.58%		13.18%						10.81%
Without Sales Load [Member] | C000025605
Average Annual Return [Line Items]
Average Annual Return, Percent						24.65%		12.34%						9.98%
Without Sales Load [Member] | C000201767
Average Annual Return [Line Items]
Average Annual Return, Percent						25.97%		13.56%		11.90%
Without Sales Load [Member] | C000200307
Average Annual Return [Line Items]
Average Annual Return, Percent						25.97%		13.56%	12.32%
Without Sales Load [Member] | C000025601
Average Annual Return [Line Items]
Average Annual Return, Percent						25.99%		13.55%						11.21%
Without Sales Load [Member] | C000091964
Average Annual Return [Line Items]
Average Annual Return, Percent						25.88%		13.46%						11.09%
Without Sales Load [Member] | C000025602
Average Annual Return [Line Items]
Average Annual Return, Percent						25.35%		12.98%						10.65%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%			11.74%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%			11.74%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%		9.43%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%			11.74%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%			11.74%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%			11.74%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%				10.34%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%				10.34%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%		9.43%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%				10.34%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%				10.34%
MSCI® ACWI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> ACWI Index (Net, USD, Unhedged)
Average Annual Return, Percent						17.49%		10.05%				10.34%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%						2.01%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%						2.01%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%		1.83%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%						2.01%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%	1.89%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%						2.01%
Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Index (Gross, Hedged, USD)
Average Annual Return, Percent						3.40%		0.47%						2.01%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%		14.16%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%					13.55%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						25.02%		14.51%						13.09%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%			6.28%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%			6.28%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%		5.83%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%			6.28%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%			6.28%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent						9.98%		3.66%			6.28%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)				3.23%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)				3.23%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)		2.06%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)				3.23%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)				3.23%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent						1.12%		(0.82%)				3.23%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%						5.19%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%						5.19%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%		4.15%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%	4.19%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%						5.19%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent						3.82%		4.72%						5.19%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%						1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%						1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%		2.39%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%						1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%	2.39%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%						1.77%
ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofAML Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent						5.25%		2.46%						1.77%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%		7.29%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%					6.20%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Wilshire U.S. Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire U.S. Real Estate Securities Index
Average Annual Return, Percent						9.16%		4.54%						5.86%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%						12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%						12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%		13.44%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%	13.88%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%						12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%						12.53%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						23.81%		13.85%						12.53%